Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Analysis of Financial Assets to be Recovered and Financial Liabilities to be Settled
26.	ANALYSIS OF FINANCIAL ASSETS TO BE RECOVERED AND FINANCIAL LIABILITIES TO BE SETTLED
The following tables show the analysis of financial assets and liabilities the Bank expects to recover and settle as of December 31, 2024 and 2023:

12/31/2024	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	2,690,638,558
Debt securities at fair value through profit or loss		18,497,280	146,114,564	444,233,408	50,299,179	659,144,431	78,820,174	105,028,806	183,848,980
Derivative financial instruments		17,589,940	817,939	875,892		19,283,771
Other financial assets	95,428,881	397,877,120	98,792	8,426,028		406,401,940		46,312,422	46,312,422
Loans and other financing (1)	1,440,603	2,255,820,613	596,862,426	676,269,045	671,504,237	4,200,456,321	643,678,478	956,085,423	1,599,763,901
Other debt securities		71,671,504	422,103,164	69,369,737	65,265,628	628,410,033	29,452,264	2,468,006,577	2,497,458,841
Financial assets delivered as guarantee	224,068,960	23,026,682				23,026,682
Equity instruments at fair value through profit or loss	8,721,010

Total assets	3,020,298,012	2,784,483,139	1,165,996,885	1,199,174,110	787,069,044	5,936,723,178	751,950,916	3,575,433,228	4,327,384,144

(1)	The amounts included in “without due date” are related to the non-performing portfolio.

12/31/2024	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Liabilities
Deposits	5,499,577,756	2,411,189,287	359,993,288	89,284,586	62,521,235	2,922,988,396	127,992	11,743	139,735
Liabilities at fair value through profit or loss		7,183,451				7,183,451
Derivative financial instruments		288,116	451,131	417,060	165,295	1,321,602
Repo transactions		18,956,694				18,956,694
Other financial liabilities		1,008,970,469	2,339,698	1,876,391	2,826,466	1,016,013,024	4,600,584	11,261,986	15,862,570
Financing received from the BCRA and other financial institutions		18,535,917	16,520,632	7,963,385	95,037	43,114,971	183,346	174,375	357,721
Issued corporate bonds			49,843		14,739,915	14,789,758
Subordinated corporate bonds				6,353,264		6,353,264	411,322,187		411,322,187

Total liabilities	5,499,577,756	3,465,123,934	379,354,592	105,894,686	80,347,948	4,030,721,160	416,234,109	11,448,104	427,682,213

12/31/2023	Without due date	Up to 1 month	Over 1 month and up to 3 months	Over 3 months and up to 6 months	Over 6 months and up to 12 months	Total up to 12 months	Over 12 months and up to 24 months	Over 24 months	Total over 12 months
Assets
Cash and deposits in banks	2,619,925,301
Debt securities at fair value through profit or loss		2,800,224	528,590,405	1,351,267,778	1,817,458,543	3,700,116,950	40,915,553	74,434,147	115,349,700
Derivative financial instruments		17,285,994	7,375,073	3,960,195		28,621,262
Repo transactions		1,340,514,525				1,340,514,525
Other financial assets	114,801,198	196,970,288	33,575	6,472,209		203,476,072	75,152	120,182,994	120,258,146
Loans and other financing (1)	17,082,453	1,992,141,436	479,258,663	376,563,735	342,261,281	3,190,225,115	291,331,493	494,400,776	785,732,269
Other debt securities		95,164,610	594,433	95,839,213	123,794,041	315,392,297	550,325,147	72,701,144	623,026,291
Financial assets delivered as guarantee	223,086,552	66,301,893				66,301,893
Equity instruments at fair value through profit or loss	6,998,576

Total assets	2,981,894,080	3,711,178,970	1,015,852,149	1,834,103,130	2,283,513,865	8,844,648,114	882,647,345	761,719,061	1,644,366,406

Liabilities
Deposits	3,656,082,529	3,197,851,730	300,540,316	97,200,197	87,058,861	3,682,651,104	415,201	9,366	424,567
Liabilities at fair value through profit or loss		30,106,856				30,106,856
Derivative financial instruments		1,681,314	2,273,199	283,932	1,941,424	6,179,869
Repo transactions		51,395,109				51,395,109
Other financial liabilities		789,529,423	2,356,431	2,251,308	3,916,678	798,053,840	5,855,529	11,597,874	17,453,403
Financing received from the BCRA and other financial institutions		20,043,552	7,862,916	966,976		28,873,444	13,913,188	328,411	14,241,599
Issued corporate bonds		754	4,713	27,933,604	88,342,165	116,281,236	11,903,175		11,903,175
Subordinated corporate bonds				12,464,365		12,464,365		702,296,383	702,296,383

Total liabilities	3,656,082,529	4,090,608,738	313,037,575	141,100,382	181,259,128	4,726,005,823	32,087,093	714,232,034	746,319,127

(1)	The amounts included in “without due date” are related to the non-performing portfolio.